LONG-TERM INVESTMENTS - Movement of equity investment accounted for using the equity method (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
LONG-TERM INVESTMENTS
Investment in Guangzhou Shanxingzhe Technology Investment LLP ("Shanxingzhe")	$ 4,236,750
Share of equity loss in one equity investee	(9,214)
Foreign exchange adjustments	(11,314)
Ending balance	$ 4,216,222